Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY
9.	STOCKHOLDERS’ EQUITY

Preferred Stock

Before the consummation of the Merger, the Company had issued Series Seed, Series Seed-1, Series Seed-2 and Series Seed-3 convertible preferred stock (collectively referred to as “Pre-Merger Preferred Stock”). The Company’s certificate of incorporation, as amended and restated, had authorized the Company to issue a total of 10,090,150 shares of Pre-Merger Preferred Stock, of which 4,008,079 shares were designated as Series Seed Preferred Stock, 3,037,227 shares were designated as Series Seed-1 Preferred Stock, 2,599,497 shares were designated as Series Seed-2 Preferred Stock and 445,347 shares were designated as Series Seed-3 Preferred Stock. The Preferred Stock have a par value of $0.0001 per share.

The liquidation preferences were as follows:

	December 31,
	2023	2022
Series Seed preferred stock	$-	$11,999,997
Series Seed-1 preferred stock	-	3,699,950
Series Seed-2 preferred stock	-	5,674,962
Series Seed-3 preferred stock	-	1,250,000
	$-	$22,624,909

Upon the Merger, there were 10,000,000 shares of preferred stock, par value $0.0001 per share, authorized for issuance.

Transactions

In February 2022, the Company issued 257,639 shares of Series Seed Preferred Stock for gross proceeds of $999,999, or $3.88 per share.

Upon consummation of the Merger in July 2023, all shares of Serve Preferred Stock were converted into 7,978,616 shares of common stock of the newly merged entity.

Common Stock

Upon the Merger, the Company has authorized 300,000,000 shares of common stock, par value $0.0001 per share.

Dividend Rights

Subject to applicable law and the rights and preferences, if any, of any holders of any outstanding series of preferred stock, the holders of our common stock are entitled to receive dividends if our Board, in its discretion, determines to issue dividends and then only at the times and in the amounts that our Board may determine, payable either in cash, in property or in shares of capital stock.

Voting Rights

Holders of our common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Except as otherwise required by law, holders of common stock are not entitled to vote on any amendment to the amended and restated certificate of incorporation (including any certificate of designation relating to any series of preferred stock) that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote on such amendment pursuant to the amended and restated certificate (including any certificate of designation relating to any series of preferred stock). We have not provided for cumulative voting for the election of directors in our amended and restated certificate of incorporation. Accordingly, holders of a majority of the shares of our common stock will be able to elect all of our directors. Our amended and restated certificate of incorporation establishes a classified board of directors, divided into three classes with staggered three-year terms. Only one class of directors will be elected at each annual meeting of our stockholders, with the other classes continuing for the remainder of their respective three-year terms.

Transactions

Immediately following the Merger, the Company issued 2,782,378 shares of common stock pursuant to a private placement offering for gross proceeds of $11,129,512, or at a purchase price of $4.00 per share. On August 31, 2023, the Company issued an additional 257,762 shares of common stock pursuant to the private placement offering for gross proceeds of $1,031,048, or $4.00 per share. The private placement offerings are referred to herein as the “Private Placement.”

Upon consummation of the Merger, Patricia’s predecessor shares converted into 1,500,000 shares of common stock of the newly merged entity.

Upon consummation of the Merger, all outstanding SAFEs were converted into 4,372,601 shares of common stock (see Notes 5 and 8).

Upon consummation of the Merger, the outstanding convertible note was converted into 937,961 shares of common stock (see Note 7).

Upon consummation of the Merger, all shares of Serve Preferred Stock were converted into 7,978,616 shares of common stock.

On October 26, 2023, the Company completed a subsequent closing of the Private Placement and issued 143,531 shares of common stock for gross proceeds of $547,123, or $4.00 per share. The Company received $529,127 in net proceeds.

Restricted Common Stock

During 2022, the Company issued 338,121 shares of restricted common stock for recourse notes totaling $164,116. The shares were issued with a corresponding note receivable, a recourse loan that was collateralized by the underlying shares. The Company plans to enforce the recourse terms for the holders. As such, in accordance with ASC 505-10-45-2, the Company recognized a subscription receivable of $165,719, inclusive of interest on the note, which is included as a contra-equity on the consolidated balance sheets. The Company recorded a corresponding restricted stock award liability of $162,747 for the potential settlement if the call right for the shares of restricted common stock is exercised and unvested shares repurchased. The Company reduced the liability and increased additional paid-in capital for the value of the note associated with vested shares no longer subject to the call right. During the years ended December 31, 2023 and 2022, 11,194 and 2,820 shares of restricted common stock vested for a value of $13,735 and $4,250, all respectively. As of December 31, 2023 and 2022, the subscription receivable balance was $169,616 and 165,719 and the corresponding restricted stock award liability were $158,617 and 162,747, all respectively.

Prior to December 31, 2023, the Company has issued 6,842,490 shares of common stock subject to vesting requirements, whereby the Company can repurchase unvested shares at its option upon an employees termination. As of December 31, 2023, 2,877,761 shares remained unvested and will vest over approximately 1.6 years.

During the years ended December 31, 2023 and 2022, the Company recorded stock-based compensation pertaining to vesting of restricted common stock of $263,893 and $141,446, respectively. Total unrecognized compensation cost related to non-vested restricted common stock amounted to approximately $638,000 as of December 31, 2023.

During the years ended December 31, 2023 and 2022, the Company repurchased restricted stock awards of 319,118 and 287,591 shares of common stock, respectively, for nominal value.

Warrants

Upon the consummation of the Merger, (i) warrants to purchase 17,314 shares of Serve’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase 13,911 shares of Patricia’s common stock, and (ii) warrants to purchase 160,323 shares of Serve’s Series Seed preferred stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase 128,819 shares of Patricia’s common stock.

In connection with the April Notes (see Note 7), the Company granted each holder warrants to purchase common stock equal to 50% of the number of shares of common stock into which the loan is convertible at an exercise price of $3.20 per share. Furthermore, the Company granted warrants to the Bridge Brokers equal to 8% of the number of shares of common stock into which April Notes, other than those purchased by insider investors, would convert at the closing of the Merger, with an exercise price of $3.20 per share. As the issuance of the warrants noted above were contingent on the closing of the Merger, they were not considered granted until July 31, 2023. Upon the closing of the Merger, the Company issued 468,971 warrants to the holders of the April Notes and 74,662 warrants to the Bridge Brokers. The Company calculated the fair value of the warrants using a Black-Scholes pricing model. The Company valued the warrants using a common stock fair value of $4.00, exercise price of $3.20 per share, a term of five years, a volatility of 75% and a risk-free interest rate of 4.18%. The Company recognized a note discount for $991,000 in relation to the warrants, which was immediately recognized in interest expense as of the note conversion date on July 31, 2023. As of December 31, 2023, all of the warrants were outstanding and were immediately exercisable.

In connection with the Private Placement as of December 31, 2023, the Company granted an additional 403,909 warrants to purchase common stock to the placement agents. Of these, 153,909 warrants had an exercise price of $4.00 per share and 250,000 warrants had an exercise price of $0.001 per share. The warrants are immediately exercisable. The warrants are both an increase to additional paid-in capital and net against the proceeds of the offering for a net zero effect to additional paid-in capital.

As of December 31, 2023, there were an aggregate of 1,090,272 warrants to purchase common stock outstanding with a weighted-average exercise price of $2.67 per share and a weighted-average remaining term of 3.2 years.